S-K 1603(a) SPAC Sponsor	Jun. 30, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Bain Capital GSS Investment Sponsor LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Our sponsor, Bain Capital GSS Investment Sponsor LLC, is a Delaware
limited liability company
that was formed for the sole purpose of holding securities in the U.S. and providing certain services pursuant to theadministrative services and indemnification agreement, as further described herein.
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any
out-of-pocket
expenses related to identifying, investigating, negotiating and completing an initial business combination. There is no cap or ceiling on the reimbursement of out-of-pocket
expenses incurred by such persons in connection with activities on our behalf